UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:
                                               -----------------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Roark, Rearden & Hamot Capital Management, LLC*
               -----------------------------------------------
Address:       200 Clarendon Street, 25th Floor
               -----------------------------------------------
               Boston, MA 02116
               -----------------------------------------------

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Seth W. Hamot
               -----------------------
Title:         Managing Member
               -----------------------
Phone:         (617) 595-4400
               -----------------------

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA             May 14, 2013
-----------------          -------------          ---------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     $0
                                           -----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name
---      --------------------      --------------------------------
1        28-11734                  Costa Brava Partnership III L.P.
2        28-11736                  Roark, Rearden & Hamot, LLC
3        28-11733                  Seth W. Hamot



                                                          Costa Brava Partnership III L.P.
                                                     Form 13F Information Table as of 3/31/2013


                                                       SHARES       MARKET                                   VOTING AUTHORITY
                                                       OR PRN       VALUE          INVSTMT     OTHER     ------------------------
NAME OF ISSUER          TITLE OF CLASS    CUSIP        AMOUNT       LONG x1000     DISCRETN    MGRS      SOLE      SHARED    NONE
--------------          --------------    -----        ------       ----------     ---------   -------   ----      ------    ----




NO 13F SECURITIES UNDER MANAGEMENT